Document and Entity Information	May 01, 2024
Prospectus:
Document Type	497
Document Period End Date	May 01, 2024
Entity Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Entity Central Index Key	0000741375
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 01, 2024
Document Effective Date	May 01, 2024
Prospectus Date	Jan. 28, 2024
Discovery Portfolio | Class R6
Prospectus:
Trading Symbol	MMCGX
Discovery Portfolio | Class C
Prospectus:
Trading Symbol	MSMFX
Discovery Portfolio | Class A Shares
Prospectus:
Trading Symbol	MACGX
Discovery Portfolio | Class I Shares
Prospectus:
Trading Symbol	MPEGX
Discovery Portfolio | Class L
Prospectus:
Trading Symbol	MSKLX